J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.1 - Schedule 4

Loan ID	Seller Loan ID	ALT ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment